Related Party Transactions - Private placement warrants (Details) - Private Placement - CIK0001815805 BROADSTONE ACQUISITION CORP. - USD ($)	Oct. 14, 2020	Sep. 15, 2020	May 19, 2020
Related Party Transaction [Line Items]
Number of warrants to purchase the shares issued (in shares)	106,060	8,000,000	8,000,000
Price of warrants (in dollars per share)			$ 1.00
Proceeds from Issuance of Warrants	$ 106,060	$ 8,000,000.0	$ 8,000,000.0
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination			30 days
Class A ordinary shares
Related Party Transaction [Line Items]
Number of shares issuable per warrant (in shares)			1
Exercise price of warrants (in dollars per share)		$ 11.50	$ 11.50